Provision In Lieu Of Income Taxes	12 Months Ended
Dec. 31, 2021
Provision In Lieu Of Income Taxes [Abstract]
PROVISION IN LIEU OF INCOME TAXES
4. PROVISION IN LIEU OF INCOME TAXES
Components of Liability in Lieu of Deferred Income Taxes
The components of our liability in lieu of deferred income taxes are provided in the table below.

	At December 31,
	2021	2020
Deferred Tax Related Assets:
Employee benefit liabilities	$253	$233
Regulatory liabilities	45	48
Other	45	47

Total	343	328

Deferred Tax Related Liabilities:
Property, plant and equipment	2,132	1,994
Regulatory assets	274	255
Other	2	2

Total	2,408	2,251

Liability in lieu of deferred income taxes - net	$2,065	$1,923

Provision (Benefit) in Lieu of Income Taxes
The components of our reported provision (benefit) in lieu of income taxes are as follows:

	Year Ended December 31,
	2021	2020	2019
Reported in operating expenses:
Current:
U.S. federal	$79	$100	$69
State	24	22	22
Deferred:
U.S. federal	63	27	49
Amortization of investment tax credits	(1)	(1)	(2)

Total reported in operating expenses	165	148	138

Reported in other income and deductions:
Current:
U.S. federal	(17)	(17)	(21)
Deferred federal	5	5	6

Total reported in other income and deductions	(12)	(12)	(15)

Total provision in lieu of income taxes	$153	$136	$123

Reconciliation of provision in lieu of income taxes computed at the U.S. federal statutory rate to provision in lieu of income taxes:

	Year Ended December 31,
	2021	2020	2019
Income before provision in lieu of income taxes	$923	$849	$774

Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$194	$178	$163
Amortization of investment tax credits - net of deferred tax effect	(1)	(1)	(2)
Amortization of excess deferred taxes	(52)	(52)	(52)
Texas margin tax, net of federal tax benefit	19	18	17
Nontaxable gains on benefit plan investments	(3)	(2)	(2)
Other	(4)	(5)	(1)

Reported provision in lieu of income taxes	$153	$136	$123

Effective rate	16.6%	16.0%	15.9%
The net amounts of $2.065 billion and $1.923 billion reported in the balance sheets at December 31, 2021 and 2020, respectively, as liability in lieu of deferred income taxes include amounts previously recorded as net deferred tax liabilities. In connection with the sale of equity interests to Texas Transmission in 2008, we became a partnership for U.S. federal income tax purposes, and the temporary differences that gave rise to the deferred taxes will, over time, become taxable to the equity holders. Under a tax sharing agreement among us and our equity holders (see Note 1), we make payments to the equity holders related to income taxes when amounts would have become due to the IRS if Oncor was taxed as a corporation. Accordingly, as the temporary differences become taxable, we will pay the equity holders. In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Accounting For Uncertainty in Provision in Lieu of Income Taxes
The statute of limitations is open for our partnership tax returns for the years beginning after December 31, 2017. Texas margin tax returns are under examination or still open for examination for tax years beginning after 2016. We are not a member of any consolidated federal tax group and assess our liability for uncertain tax positions in our partnership returns.
We had a negligible amount of uncertain tax positions in 2021 and none in 2020. Noncurrent liabilities included a negligible amount of accrued interest related to uncertain tax positions at D
e
cember 31, 2021 and none at December 31, 2020. There was a negligible amount recorded related to interest and penalties in the years ended December 31, 2021, and none in the years ended December 31, 2020 and 2019, respectively. The federal income tax benefit on the interest accrued on uncertain tax positions, if any, is recorded as liability in lieu of deferred income taxes.